Collateral receivables and collateral payables	6 Months Ended
Jun. 30, 2025
Collateral receivables and collateral payables
Collateral receivables and collateral payables

5.Collateral receivables and collateral payables

The Group offers cryptocurrency accumulator and deccumulator structured product arrangements with customers, which are structured derivatives that allow customers to systematically accumulate or reduce positions specific cryptocurrency at predetermined prices. These structured products involve bilateral collateral arrangements: client-posted collateral is recorded as collateral receivables, while obligations to return collateral are recognized as collateral payables. Both balances receivables and payables are measured at fair value. The Group maintains operational control over custodial assets but does not assume ownership.

The following table sets forth the fair values of collateral receivables and payables as the end of the financial periods:

Collateral receivables

	As of	As of
	December 31,	June 30,
	2024	2025
	US$	US$
BTC	2,289	7,044
USDC	12,125	13,313
USDT	—	545
	14,414	20,902

5.Collateral receivables and collateral payables (Continued)

Collateral payables

	As of	As of
	December 31,	June 30,
	2024	2025
	US$	US$
BTC	2,289	7,044
USDC	12,125	13,313
USDT	—	545
	14,414	20,902